Events After the Reporting Date (Details) - Non adjusting Events Member [Member] £ in Millions, $ in Millions	Aug. 10, 2023 USD ($)	Jul. 31, 2023 GBP (£)
Events After the Reporting Date (Details) [Line Items]
Proceeds excluding value added tax amount (in Pounds) | £		£ 7.8
Top of range [member]
Events After the Reporting Date (Details) [Line Items]
Stocking facilities amount	$ 180
Bottom of range [member]
Events After the Reporting Date (Details) [Line Items]
Stocking facilities amount	$ 130